STOCKHOLDERS' DEFICIT - Common stock (Details) - Iris		3 Months Ended	12 Months Ended
	Sep. 20, 2023	Mar. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Mar. 04, 2025 shares	Dec. 20, 2024 shares	Sep. 05, 2024 shares	Mar. 07, 2024 shares	Dec. 31, 2023 $ / shares shares	Sep. 07, 2023 shares	Dec. 20, 2022 shares
STOCKHOLDERS' DEFICIT
Common shares, votes per share | Vote		1	1
Class A shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)		280,000,000	280,000,000					280,000,000
Common Stock, par value | $ / shares		$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares issued (in shares)		7,014,633	7,074,477					7,306,609
Common stock, shares outstanding (in shares)		7,014,633	7,074,477					7,306,609
Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Common stock, shares outstanding (in shares)		114,633	174,477					406,609
Class A common stock subject to possible redemption, issued (in shares)		114,633	174,477					406,609
Class A common stock subject to possible redemption, outstanding (in shares)		114,633	174,477	114,633	174,477	238,930	287,037	406,609	406,609	1,413,104
Class B common stock
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)		20,000,000	20,000,000					20,000,000
Common Stock, par value | $ / shares		$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares issued (in shares)		0	0					0
Common stock, shares outstanding (in shares)		0	0					0
Conversion of shares upon business combination		1	1
Aggregated shares issued upon converted basis (in percent)		83.00%	83.00%
Ratio to be applied to the stock in the conversion	1		1